Non-Controlling Interests	12 Months Ended
Dec. 31, 2021
Non-Controlling Interests
Non-Controlling Interests

(18)    Non-Controlling Interests

Details of non-controlling interests and movement at 31 December 2021 are as follows:

	Thousands of Euros
			Business
			combinations /
	Balance at		Perimeter	Dividends	Translation	Balance at
	31/12/2020	Additions	additions	paid	differences	31/12/2021
Grifols (Thailand) Pte Ltd	4,338	218	—	—	(139)	4,417
Grifols Malaysia Sdn Bhd	2,923	810	(843)	—	169	3,059
Araclon Biotech, S.A.	(1,088)	(1,119)	2,447	—	—	240
VCN Bioscience, S.L	316	(219)	—	—	—	97
Kiro Grifols , S.L.	598	(314)	—	—	—	284
Haema AG	231,284	2,258	—	—	—	233,542
BPC Plasma, Inc (formerly Biotest US Corporation)	274,995	8,014	—	—	22,267	305,276
Grifols Diagnostic Solutions, Inc.	1,087,632	65,894	—	(6,503)	87,827	1,234,850
Plasmavita Healthcare (see note 3)	10,665	1,059	—	—	—	11,724
	1,611,663	76,601	1,604	(6,503)	110,124	1,793,489

Details of non-controlling interests and movement at 31 December 2020 are as follows:

	Thousands of Euros
			Business
			combinations /
	Balance at		Perimeter	Translation	Balance at
	31/12/2019	Additions	additions	differences	31/12/2020
Grifols (Thailand) Pte Ltd	4,549	221	—	(432)	4,338
Grifols Malaysia Sdn Bhd	2,171	932	—	(180)	2,923
Araclon Biotech, S.A.	429	(1,517)	0	—	(1,088)
VCN Bioscience, S.L	(152)	(235)	703	—	316
Kiro Grifols , S.L.	24	(426)	1,000	—	598
Haema AG	226,071	5,213	—	—	231,284
BPC Plasma, Inc (formerly Biotest US Corporation)	280,010	19,032	—	(24,047)	274,995
Grifols Diagnostic Solutions, Inc.	1,510,547	69,520	(408,675)	(83,760)	1,087,632
Plasmavita Healthcare (see note 3)	—	(22)	10,687	—	10,665
Alkahest, Inc.	—	(2,274)	2,274	—	0
	2,023,649	90,444	(394,011)	(108,419)	1,611,663

At 31 December 2021 and 2020, the summary financial information on the non-controlling interests of Haema AG and BPC Plasma, Inc., is as follows:

	Thousands of Euros		Thousands of Euros
	31/12/2021		31/12/2020
		BPC Plasma, Inc		BPC Plasma, Inc
		(formerly Biotest		(formerly Biotest
	Haema AG	US Corporation)	Haema AG	US Corporation)
Non-current assets	292,454	409,674	249,806	336,321
Current assets	52,211	33,404	31,237	43,750
Total Assets	344,665	443,078	281,043	380,071

Non-current liabilities	27,137	54,991	27,123	52,977
Current liabilities	83,986	82,811	22,636	52,099
Total Liabilities	111,123	137,802	49,759	105,076

Total equity	233,542	305,276	231,284	274,995

	31/12/2021		31/12/2020
	Thousands of Euros		Thousands of Euros
		BPC Plasma, Inc		BPC Plasma, Inc
	Haema AG	(formerly Biotest	Haema AG	(formerly Biotest
		US Corporation)		US Corporation)
Profit for the year	2,258	8,014	5,213	19,032

At 31 December 2021 and 2020, the summary financial information on the non-controlling interests of GDS Group is as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Non-current assets	3,796,855	3,393,188
Current assets	291,371	277,834
Total Assets	4,088,226	3,671,022

Non-current liabilities	278,620	256,244
Current liabilities	91,299	131,754
Total Liabilities	369,919	387,998

Total equity	3,718,307	3,283,024

	Thousands of Euros
	31/12/2021	31/12/2020
Profit for the year	198,416	198,182